STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021		$ 41,809	$ (23,727)	$ 18,082
Balance (in shares) at Dec. 31, 2021	137,914
Share-based compensation to employees and directors		1,389	0	1,389
Share-based compensation to service providers		342	0	342
Share issuance to service providers (in shares)	634
Net Income (Loss)		0	(8,792)	(8,792)
Balance at Dec. 31, 2022		43,540	(32,519)	11,021
Balance (in shares) at Dec. 31, 2022	138,548
Share-based compensation to employees and directors		804	0	$ 804
Share issuance to service providers		0	0
Share issuance to service providers (in shares)	362				[1]
Issuance of common stock, warrants and prefunded warrants upon private placement, net of underwriting commissions and other offering costs.		1,450	0	$ 1,450
Issuance of common stock, warrants and prefunded warrants upon private placement, net of underwriting commissions and other offering costs. (in shares)	19,496
Exercise of warrants and issuance of warrants upon private placement, net of underwriting commissions and other offering costs.	$ 7,038	3,308		3,308
Net Income (Loss)		0	(9,344)	(9,344)
Balance at Dec. 31, 2023		49,102	(41,863)	7,239
Balance (in shares) at Dec. 31, 2023	165,489
Share-based compensation to employees and directors		310	0	310
Exercise of prefunded warrants		0	0	0
Exercise of prefunded warrants (in shares)	12,412
Issuance of common stock, warrants and prefunded warrants upon private placement, net of underwriting commissions and other offering costs.		3,340	0	3,340
Issuance of common stock, warrants and prefunded warrants upon private placement, net of underwriting commissions and other offering costs. (in shares)	208,334
Exercise of warrants and issuance of warrants upon private placement, net of underwriting commissions and other offering costs.		1,305	0	1,305
Exercise of warrants and issuance of warrants upon private placement, net of underwriting commissions and other offering costs. (in shares)	247,325
Exercise of warrants		2,912	0	2,912
Exercise of warrants (in shares)	494,650
Issuance of Ordinary shares, net of offering costs – At-the-market		1,306	0	$ 1,306
Issuance of Ordinary shares, net of offering costs – At-the-market (in shares)	343,202			343,202
Net Income (Loss)		0	(14,588)	$ (14,588)
Balance at Dec. 31, 2024		$ 58,275	$ (56,451)	$ 1,824
Balance (in shares) at Dec. 31, 2024	1,471,412

[1]	Represents amount less than $1.